THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK

                           SEPARATE ACCOUNT USL VL-R
                             SEPARATE ACCOUNT USL B
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                          SEPARATE ACCOUNT USL VA-R
                            SEPARATE ACCOUNT USL A
                          VARIABLE ANNUITY CONTRACTS

                         SUPPLEMENT DATED MAY 2, 2016
                                      TO
                         PROSPECTUSES AS SUPPLEMENTED

      The United States Life Insurance Company in the City of New York ("USL") is amending the Prospectuses for the purpose of providing Owners with notification that the address for the home office has changed.

      Effective April 29, 2016, the address for the home office has changed to the following:

                        175 Water Street
                        New York, NY 10038

      For a period of time after April 29, 2016 we may provide you with confirmations, statements and other reports which contain the former home office address.